SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 12. SEGMENT REPORTING

In accordance with FASB ASC 280, “Segment Reporting,” the Company discloses financial and descriptive information about its reportable operating segments. Operating segments are components of an enterprise about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company is operating in three segments. Air Industries Machining manufactures components and subassemblies for the defense and aerospace industry.  NTW provides fabrication and assembly of  landing gear components and complete landing gear for fighter aircraft for the US and foreign governments. While both of these segments service the same industries and a similar customer base, we evaluate the performance of each segment separately in deciding how to allocate resources and in accessing profitability. Welding Metallurgy provides specialty welding services and metal fabrications to the defense and commercial aerospace industry.

Financial information about the Company's operating segments for the three and nine months ended September 30, 2012 and 2011 are as follows:

Three Months Ended September 30,
	2012	2011
	(Unaudited)	(Unaudited)
Air Industries Machining
Net Sales	$9,587,000	$10,325,000
Gross Profit	1,788,000	2,015,000
Pre Tax Income	996,000	889,000
Assets	23,946,000	28,677,000

Nassau Tool Works
Net Sales	3,080,000	-
Gross Profit	1,196,000	-
Pre Tax Income	499,000	-
Assets	13,863,000	-

Welding Metallurgy
Net Sales	2,891,000	2,930,000
Gross Profit	850,000	820,000
Pre Tax Income	140,000	430,000
Assets	8,986,000	8,491,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(634,000)	(586,000)
Assets	15,478,000	8,840,000

Consolidated
Net Sales	15,558,000	13,255,000
Gross Profit	3,834,000	2,835,000
Pre Tax Income	1,001,000	733,000
Provision for Taxes	387,000	31,000
Net Income	614,000	702,000
Elimination of Assets	(12,082,000)	(8,326,000)
Assets	50,191,000	37,682,000

Nine Months Ended September 30,
	2012	2011
	(Unaudited)	(Unaudited)
Air Industries Machining
Net Sales	$33,314,000	$31,063,000
Gross Profit	6,227,000	5,649,000
Pre Tax Income	3,291,000	2,588,000
Assets	23,946,000	28,677,000

Nassau Tool Works
Net Sales	3,592,000	-
Gross Profit	1,394,000	-
Pre Tax Income	655,000	-
Assets	13,863,000	-

Welding Metallurgy
Net Sales	9,929,000	7,915,000
Gross Profit	2,919,000	2,217,000
Pre Tax Income	994,000	1,022,000
Assets	8,986,000	8,491,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(2,149,000)	(1,991,000)
Assets	15,478,000	8,840,000

Consolidated
Net Sales	46,835,000	38,978,000
Gross Profit	10,540,000	7,866,000
Pre Tax Income	2,791,000	1,619,000
Provision for Taxes	1,036,000	57,000
Net Income	1,755,000	1,562,000
Elimination of Assets	(12,082,000)	(8,326,000)
Assets	50,191,000	37,682,000

Note 16. SEGMENT REPORTING

In accordance with FASB ASC 280, “Segment Reporting,” the Company discloses financial and descriptive information about its reportable operating segments. Operating segments are components of an enterprise about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company is operating in two segments. As discussed above, Sigma was discontinued in October 2008.  Financial information about the Company's operating segments for the year ended December 31, 2011 and 2010 are as follows:

Year Ended December 31,
	2011	2010

Air Industries Machining
Net Sales	$42,668,000	$40,477,000
Gross Profit	8,013,000	5,487,000
Pre Tax Income	3,527,000	376,000
Assets	27,735,000	29,077,000

Sigma Metals
Income From Discontinued Operations	-	342,000
Assets Held for Sale	-	-

Welding Metallurgy
Net Sales	11,077,000	8,124,000
Gross Profit	2,915,000	1,980,000
Pre Tax Income	1,288,000	1,005,000
Assets	8,028,000	6,047,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(2,511,000)	(4,632,000)
Assets	7,883,000	8,937,000

Consolidated
Net Sales	53,745,000	48,601,000
Gross Profit	10,928,000	7,467,000
Income from Discontinued Ops	-	342,000
Pre Tax Income (Loss)	2,304,000	(3,251,000)
Provision for Taxes	57,000	-
Net Income (Loss)	2,247,000	(2,909,000)
Elimination of Assets	(6,665,000)	(9,677,000)
Assets	36,981,000	34,384,000